EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS
Total assets	R$ 9,716	R$ 11,695
Total liabilities	545,392	706,976
Current	186	209
Non-current	545,206	706,767
Plan assets - Defined contribution pension plan
EMPLOYEE BENEFITS
Total assets	9,716	11,695
Actuarial liabilities - Defined benefit pension plan
EMPLOYEE BENEFITS
Total liabilities	303,925	498,732
Actuarial liabilities - Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	224,677	196,446
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 16,790	R$ 11,798